Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Basic Earnings Per Common Share
Net income attributable to bank shareholders	$ 1,865	$ 1,862	$ 1,563	$ 5,017	$ 2,722
Dividends on preferred shares and distributions on other equity instruments	(51)		(41)	(234)	(206)
Net income available to common shareholders	$ 1,814		$ 1,522	$ 4,783	$ 2,516
Weighted-average number of common shares outstanding	729,449		715,432	727,174	706,044
Basic earnings per common share	$ 2.49	$ 2.36	$ 2.13	$ 6.58	$ 3.56
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,814		$ 1,522	$ 4,783	$ 2,516
Weighted-average number of common shares outstanding	729,449		715,432	727,174	706,044
Effect of dilutive instruments
Stock options potentially exercisable	3,473		4,320	3,629	4,531
Common shares potentially repurchased	(2,730)		(3,375)	(2,793)	(3,299)
Weighted-average number of diluted common shares outstanding	730,192		716,377	728,010	707,276
Diluted earnings per common share	$ 2.48	$ 2.36	$ 2.12	$ 6.57	$ 3.56